Concentration of major customers and suppliers	6 Months Ended
Mar. 31, 2022
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 17 – Concentration of major customers and suppliers

For the six months ended March 31, 2022, two major customers accounted for approximately 74% and 24% of the Company’s total sales, respectively. For the six months ended March 31, 2021, two major customers accounted for approximately 39% and 38% of the Company’s total sales, respectively. Any decrease in sales to these major customers may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of March 31, 2022, two major customers accounted for approximately 68% and 31% of the Company’s accounts receivable balance, respectively. As of September 30, 2021, three major customers accounted for approximately 46%, 31%, and 20% of the Company’s accounts receivable balance, respectively.

For the six months ended March 31, 2022, four major suppliers accounted for approximately 22%, 21%, 15%, and 14% of the total purchases, respectively. For the six months ended March 31, 2021, four major suppliers accounted for approximately 24%, 18%, 16%, and 10% of the total purchases, respectively.

As of March 31, 2022, two suppliers accounted for approximately 50% and 28% of the Company’s advance to suppliers balance, respectively. As of September 30, 2021, four suppliers accounted for approximately 40%, 15%, 15%, and 15% of the Company’s advance to suppliers balance, respectively.